SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE FOR OPERATIONS (Details) (Parenthetical)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
US federal tax rate	21.00%	21.00%	21.00%	21.00%
PRC federal tax rate	25.00%	25.00%	25.00%	25.00%
Hong Kong tax benefit	16.50%	16.50%	16.50%	16.50%
State tax benefit			7.50%	7.50%